Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-33911
Entity Registrant Name	EMEREN GROUP LTD
Entity Central Index Key	0001417892
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	100 First Stamford Place, Suite 302
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Country	US
Entity Address, Postal Zip Code	06902
Title of 12(b) Security	American Depositary Shares
Trading Symbol	SOL
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	602,748,412
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York, NY
Auditor Firm ID	5395
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	100 First Stamford Place, Suite 302
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Country	US
Entity Address, Postal Zip Code	06902
City Area Code	+1(347)
Local Phone Number	577 9055 x115
Contact Personnel Name	Ke Chen
Contact Personnel Fax Number	+1 (347) 577-9985
Contact Personnel Email Address	ke.chen@emeren.com